Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CNRL [Member]
Statements [Line Items]
Proceeds from sale of interest	$ 3,307
Woodside Petroleum Limited [Member]
Statements [Line Items]
Proceeds from sale of interest		$ 2,635